Description of Organization and Business Operations - Additional Information (Detail)			12 Months Ended
	Feb. 10, 2020 USD ($) $ / shares shares	Feb. 06, 2020 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) Subsidiary $ / shares shares
Description of Organization and Business Operations (Textual)
Number of subsidiaries | Subsidiary			1
Net proceeds of sale of units	$ 31,500,000	$ 210,000,000	$ 241,500,000
Sale per unit | $ / shares		$ 10.00
Transaction costs			5,310,386
Underwriting fees			4,830,000
Other offering costs			480,386
Cash held outside of trust account			$ 867,876
Business combination, description			The Company must complete a Business Combination having an aggregate fair market value of at least 80% of the assets held in the Trust Account (excluding taxes payable on income earned on the Trust Account) at the time of the agreement to enter into an initial Business Combination. The Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act.
Public per share price | $ / shares			$ 10.00
Net tangible assets business combination			$ 5,000,001
Redeem public shares, percentage			100.00%
Initial Public Offering [Member]
Description of Organization and Business Operations (Textual)
Sale of stock, number of shares issued in transaction | shares	3,150,000	21,000,000	24,150,000
Sale of stock, price per share | $ / shares	$ 10.00	$ 10.00
Sale of stock, consideration received per transaction		$ 210,000,000
Private Placement [Member]
Description of Organization and Business Operations (Textual)
Sale of stock, number of shares issued in transaction | shares	63,000	555,000
Sale of stock, price per share | $ / shares	$ 10.00	$ 10.00
Sale of stock, consideration received per transaction	$ 630,000	$ 5,550,000
Over-Allotment Option [Member]
Description of Organization and Business Operations (Textual)
Sale of stock, consideration received per transaction	$ 32,130,000